Other Payables and Accruals (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Other Payables and Accruals

4.	OTHER PAYABLES AND ACCRUALS

	June 30, 2019	December 31, 2018
	(Unaudited)	(Audited)
Accrued payroll and welfare payable	$49,556	$16,221
VAT and other taxes payable	18,501	1,379
Others	21,460	2,296
	$89,517	$19,896

6.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$16,221	$-
VAT and other taxes payable	1,379	-
Others	2,296	-
	$19,896	$-

Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Other Payables and Accruals

4.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$9,690	25,493
Amounts reimbursable to employees (a)	-	4,252
VAT and other taxes payable	1,379	10,467
Others (b)	-	15,913
	$11,069	56,125

(a)	Amounts reimbursable to employees include travelling and related expenses.
(b)	Others primarily include conference fee and other miscellaneous expenses payable.